Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other operating expenses [abstract]
Summary of Other Operating Expenses
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Turnover Tax	(564,903,468)	(725,942,012)	(514,484,027)
Contributions to the Deposit Insurance Scheme	(17,113,743)	(19,013,070)	(19,777,778)
Charges for Other Provisions	(103,691,642)	(29,914,287)	(29,447,541)
Claims	(24,397,566)	(33,856,221)	(41,005,572)
Other Financial Expenses	(106,362,334)	(77,302,747)	(82,603)
Interest on leases	(5,665,756)	(7,413,608)	(7,751,978)
Credit-card-relates expenses	(141,724,864)	(109,773,940)	(82,880,137)
Other Expenses from Services	(231,032,134)	(207,433,846)	(147,130,750)
Others	(65,115,066)	(20,948,131)	(20,435,444)
Total	(1,260,006,573)	(1,231,597,862)	(862,995,830)